Cost of sales	9 Months Ended
Sep. 30, 2024
Cost of sales [abstract]
Cost of sales

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

6.Cost of sales

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Power generation	84,342	89,883	263,803	303,815
Depreciation(a)	75,420	89,850	223,005	293,784
Tower repairs and maintenance	12,974	20,364	37,476	77,762
Amortization	9,167	10,908	28,769	33,871
Staff costs	5,764	7,240	18,564	25,385
Security services	5,204	9,650	13,157	33,756
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	4,132	103,429	10,075	108,510
Short-term rental	2,443	2,605	6,074	8,195
Insurance	1,148	1,081	3,468	3,635
Travel costs	699	1,753	4,076	7,967
Vehicle maintenance and repairs	467	495	1,359	1,556
Professional fees	462	905	1,324	2,106
Impairment of assets held for sale	—	—	2,853	—
Regulatory fees(b)	(2,784)	9,365	11,815	30,562
Other*/(c)	2,307	11,355	36,927	31,724
	201,745	358,883	662,745	962,628

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).

(a)	Presented net of related indirect tax receivable in Brazil of $1.0 million in 2024.
(b)	Net income for the three months ended September 30, 2024, primarily relates to a review of the current and historical license obligations in the SSA segment.
(c)

Included in “Other” for the three months ended September 30, 2024, are $0.2 million in foreign exchange losses on cost of sales (three months ended September 30, 2023: $8.8 million) and for the nine months ended September 30, 2024: foreign exchange losses on cost of sales of $30.4 million (nine months ended September 30, 2023: $25.4 million).